                                                                                 1933 Act Registration No. 33-12911
                                                                                 1940 Act Registration No. 811-5075
                      As filed with the Securities and Exchange Commission on June 23, 2004.
               _____________________________________________________________________________________

                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

                                       REGISTRATION STATEMENT UNDER THE                  [X]
                                              SECURITIES ACT OF 1933

                                          Pre-Effective Amendment No.                    [ ]

                                       Post-Effective Amendment No. 51                   [X]

                                                      and/or

                                     REGISTRATION STATEMENT UNDER THE                    [X]
                                      INVESTMENT COMPANY ACT OF 1940
                                              Amendment No. 53                           [X]

                                         (Check appropriate box or boxes)

                                               THE AAL MUTUAL FUNDS
                                (Exact name of registrant as specified in charter)

                                              625 FOURTH AVENUE SOUTH
                                           MINNEAPOLIS, MINNESOTA 55415
                                (Address of Principal Executive Offices)(Zip Code)

                        Registrant's Telephone Number, including Area Code: (612) 340-7005

                                                   JOHN C. BJORK
                                               THE AAL MUTUAL FUNDS
                                              625 FOURTH AVENUE SOUTH
                                            MINNEAPOLS, MINNESOTA 55415
                                      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b):
_X_ on July 17, 2004 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

_X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment number 51 is being filed pursuant to SEC Rule 485(b) for the sole reason of delaying the effectiveness of post-effective amendment number 50, filed on April 26, 2004. Since no other changes are intended to be made to that filing, parts A, B, and C of post-effective amendment number 50 are incorporated herein by reference.

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the  Investment  Company Act of 1940,  Registrant
certifies that it meets all the requirements for  effectiveness  of this  registration  statement under rule 485(b)
of the  Securities  Act of 1933 and has duly caused this  registration  statement to be signed on its behalf by the undersigned  thereunto duly authorized,  in the City of Minneapolis,  State of Minnesota,  on this 23rd day of June
2004.

                                                           THE AAL MUTUAL FUNDS

                                                           /s/ John C. Bjork
                                                           ----------------------------------
                                                           John C. Bjork
                                                           Assistant Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this amended  registration  statement has been signed below by the following persons in the capacities and on the 23rd day of June 2004:

Signature                                            Title

*                                                    President and Trustee (Principal Executive Officer)
----------------------------------
Pamela J. Moret

*                                                    Treasurer (Principal Financial and Accounting Officer)
----------------------------------
Charles D. Gariboldi

*                                                    Trustee
----------------------------------
F. Gregory Campbell

*                                                    Trustee
----------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
----------------------------------
Noel K. Estenson

*                                                    Trustee
----------------------------------
Richard L. Gady

*                                                    Trustee
----------------------------------
Jodi L. Harpstead

*                                                    Trustee
----------------------------------
Connie M. Levi

*                                                    Trustee
----------------------------------
Edward W. Smeds

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees and Officers of The AAL Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                           /s/ John C. Bjork
                                                           ----------------------------------
                                                           John C. Bjork
                                                           Attorney-in-Fact